                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-87910
                                                               File No. 811-3910


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No. ___                                 [ ]

     Post-Effective Amendment No.   29                               [X]
                                   ----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No.   29
                    ----


                          VOYAGEUR TAX FREE FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania 19103
              ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            August 28, 1997
                                                                ---------------

It is proposed that this filing will become effective:

               _____     immediately upon filing pursuant to paragraph (b)

               __X__     on August 28, 1997 pursuant to paragraph (b)

               _____     60 days after filing pursuant to paragraph (a)(1)

               _____     on (date) pursuant to paragraph (a)(1)

               _____     75 days after filing pursuant to paragraph (a)(2)

               _____     on (date) pursuant to paragraph (a)(2) of Rule 485

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
         for its most recent fiscal year was filed on February 26, 1997.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 29 to Registration File No. 2-87910 includes the following:


  1.     Facing Page

  2.     Contents Page

  3.     Cross-Reference Sheet

  4.     Part A - Prospectus

  5.     Part B - Statement of Additional Information

  6.     Part C - Other Information

  7.     Signatures

                              CROSS-REFERENCE SHEET

                                     PART A

Item No.        Description                                                             Location in Prospectus*
--------        -----------                                                             -----------------------


1               Cover Page.................................................                   Cover Page

2               Synopsis...................................................               Synopsis; Summary
                                                                                              of Expenses

3               Condensed Financial Information............................                    Financial
                                                                                              Highlights

4               General Description of Registrant..........................            Investment Objective and
                                                                                      Policies; Classes of Shares

5               Management of the Fund.....................................             Management of the Fund

6               Capital Stock and Other Securities.........................                  The Delaware
                                                                                       Difference; Dividends and
                                                                                     Distributions; Taxes; Classes
                                                                                               of Shares

7               Purchase of Securities Being Offered.......................             Cover Page; How to Buy
                                                                                        Shares; Calaculation of
                                                                                     Offering Price and Net Asset
                                                                                      Value Per Share; Management
                                                                                              of the Fund

8               Redemption or Repurchase...................................               How to Buy Shares;
                                                                                        Redemption and Exchange

9               Legal Proceedings..........................................                      None

* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 18 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART B

                                                                                         Location in Statement of
Item No.        Description                                                               Additional Information*
--------        -----------                                                               -----------------------

10              Cover Page...................................................                   Cover Page

11              Table of Contents............................................                Table of Contents

12              General Information and History..............................                 Not Applicable

13              Investment Objectives and Policy.............................             Investment Restrictions
                                                                                               and Policies

14              Management of the Registrant.................................             Officers and Directors

15              Control Persons and Principal Holders of Securities..........             Officers and Directors

16              Investment Advisory and Other Services.......................             Officers and Directors;
                                                                                           Investment Management
                                                                                      Agreement; General Information;
                                                                                           Financial Statements

17              Brokerage Allocation.........................................         Trading Practices and Brokerage

18              Capital Stock and Other Securities...........................               Capitalization and
                                                                                           Noncumulative Voting
                                                                                        (under General Information)

19              Purchase, Redemption and Pricing of Securities
                Being Offered................................................               Purchasing Shares;
                                                                                        Determining Offering Price
                                                                                      and Net Asset Value Per Share;
                                                                                        Redemption and Repurchase;
                                                                                            Exchange Privilege

20              Tax Status...................................................             Distributions and Taxes

21              Underwriters.................................................                Purchasing Shares

22              Calculation of Performance Data..............................             Performance Information

23              Financial Statements.........................................              Financial Statements


* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective Amendment No. 18 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART C

Item No.          Description                                                                    Location in Part C
--------          -----------                                                                    ------------------


24                Financial Statements and Exhibits.....................................               Item 24

25                Persons Controlled by or under Common Control
                  with Registrant.......................................................               Item 25

26                Number of Holders of Securities.......................................               Item 26

27                Indemnification.......................................................               Item 27

28                Business and Other Connections of Investment
                  Adviser...............................................................               Item 28

29                Principal Underwriters................................................               Item 29

30                Location of Accounts and Records......................................               Item 30

31                Management Services...................................................               Item 31

32                Undertakings..........................................................               Item 32


                                     PART C

                                Other Information

Item 24. Financial Statements and Exhibits

       (a) Financial Statements:

                Part A      -   Financial Highlights

               *Part B      -   Statement of Net Assets
                                Statement of Operations
                                Statement of Changes in Net Assets
                                Notes to Financial Statements
                                Accountant's Report

       * The financial statements and Accountant's Report listed above relating to Voyageur Tax Free Funds, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1996.

       (b) Exhibits:

                (1)     Articles of Incorporation.

                        (a) Certificate of Amendment to the Articles of
                            Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                        (b) Certificate of Designation (February 27, 1995)
                            incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                        (c) Articles of Correction (April 29, 1994) incorporated
                            into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                (2) By-Laws. By-Laws, as amended (November 29, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                (3)     Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)

                (4)     Copies of All Instruments Defining the Rights of
                        Holders.

                        (a) Articles of Incorporation and Articles
                            Supplementary.



                                  (i) Article __ of Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed
                                         April 30, 1996.

                                  (ii)   Certificate of Designation (February
                                         27, 1995) incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 27 filed
                                         April 30, 1996.

                                  (iii) Articles of Correction (April 29, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                        (b) By-Laws.

                                  (i) Article__ incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                (5)     Investment Management Agreement.

                        (a) Investment Management Agreement (April 30, 1997)
                            between Voyageur Fund Managers, Inc. and the
                            Registrant on behalf of Tax-Free Minnesota Fund and Tax-Free North Dakota Fund attached as Exhibit.

                (6)     (a) Distribution Agreements.

                                  (i) Proposed Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund attached as Exhibit.

                        (b) Administration and Service Agreement Form of
                            Administration and Service Agreement (as amended November 1995) included as Module.

PART C - Other Information
(Continued)

                        (c) Dealer's Agreement.  Dealer's Agreement (as amended
                            1995) included as Module.

                        (d) Mutual Fund Agreement for the Delaware Group of
                            Funds (as amended November 1995) included as Module.

                (7)     Bonus, Profit Sharing, Pension Contracts.  Inapplicable.

                (8)     Custodian Agreement.

                        (a) Custodian Contract with Norwest Bank Minnesota
                            N.A. (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                (9)     Other Material Contracts.

                        (a) Shareholder Services Agreement (1997) between
                            Delaware Service Company, Inc. and the Registrant on behalf of each Fund included as Module.

                        (b) Executed Fund Accounting Agreement (August 19, 1996)
                            between Delaware Service Company, Inc. and the Registrant on behalf of each Fund included as Module.

                                  (i)    Executed Amendment No. 1 (September 30,
                                         1996) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                                  (ii)   Executed Amendment No. 2 (November 30,
                                         1996) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                                  (iii)  Executed Amendment No. 3 (December 27,
                                         1996) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                                  (iv)   Executed Amendment No. 4 (February 24,
                                         1997) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

PART C - Other Information
(Continued)

                                  (v)    Executed Amendment No. 4A (April 14,
                                         1997) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                                  (vi) Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                                  (vii)  Executed Amendment No. 6 (July 21,
                                         1997) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

               (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on February 26, 1997.

               (11)     Consent of Auditors.  Attached as Exhibit.

               (12)     Inapplicable.

               (13) Letter of Investment Intent incorporated into this filing by reference to Form N-1 filed on November 14, 1983.

               (14)     Model Plans.  To be filed by Amendment.

               (15)     Plans under Rule 12b-1.

                        (a) Proposed Plan under Rule 12b-1 for Class A, B and C
                            Shares (1997) of Voyageur Tax Free Funds, Inc. on behalf of each Fund included in Exhibit 6(a)(i)

               (16)     Schedules of Computation for each Performance Quotation.

                        (a) Schedule of Computation of Fund Performance for each
                            Fund to be filed by Amendment.

               (17)     Financial Data Schedules. To be filed by Amendment.

               (18)     Plan under Rule 18f-3.

                        (a) Plan under Rule 18f-3 (April 30, 1997) attached as
                            Exhibit.

               (19)     Other: Directors' Power of Attorney. Attached as
                        Exhibit

PART C - Other Information
(Continued)

Item 25. Persons Controlled by or under Common Control with Registrant. None.

Item 26. Number of Holders of Securities.

               (1)                                (2)


                                                        Number of
  Title of Class                                        Record Holders
  --------------                                        --------------

  Tax-Free Minnesota Fund A Shares:
  Common Stock Par Value                                9,783 Accounts
  $.01 Per Share                                        as of July 31, 1997

  Tax-Free Minnesota Fund B Shares:
  Common Stock Par Value                                233 Accounts
  $.01 Per Share                                        as of July 31, 1997

  Tax-Free Minnesota Fund C Shares:
  Common Stock Par Value                                139 Accounts
  $.01 Per Share                                        as of July 31, 1997

  Tax-Free North Dakota Fund Class A Shares:
  Common Stock Par Value                                946 Accounts
  $.01 Per Share                                        as of July 31, 1997

  Tax-Free North Dakota Fund Class B Shares:
  Common Stock Par Value                                46 Accounts
  $.01 Per Share                                        as of July 31, 1997

  Tax-Free North Dakota Fund Class C Shares:
  Common Stock Par Value                                5 Accounts
  $.01 Per Share                                        as of July 31, 1997

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

Part C - Other Information
(Continued)

Item 28. Business and Other Connections of Investment Adviser.

         Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

       The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Wayne A. Stork                Chairman of the Board, President, Chief Executive
                              Officer, Chief Investment Officer and Director of
                              Delaware Management Company, Inc.; Chairman of the
                              Board, President, Chief Executive Officer and
                              Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management
                              Holdings, Inc., DMH Corp., Delaware International
                              Holdings Ltd. and Founders Holdings, Inc.;
                              Chairman of the Board and Director of Delaware
                              Distributors, Inc. and Delaware Capital
                              Management, Inc.; Director of Delaware Service
                              Company, Inc. and Delaware Investment & Retirement
                              Services, Inc.; and Chairman, Chief Executive
                              Officer and Director of Delaware International
                              Advisers Ltd.

Richard G. Unruh, Jr.         Executive Vice President and Director of Delaware
                              Management Company, Inc.; Executive Vice President of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.
                              and Delaware Capital Management, Inc; and Director of Delaware International Advisers Ltd.

                              Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                Executive Vice President/Chief Investment Officer,
                              Fixed Income of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware Management Holdings,
                              Inc.; Executive Vice President and Director of
                              Founders Holdings, Inc.; Executive Vice President of Delaware Capital Management, Inc.; and Director of Founders CBO Corporation

                              Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

David K. Downes               Executive Vice President, Chief Operating Officer,
                              Chief Financial Officer and Director of Delaware
                              Management Company, Inc., DMH Corp, Delaware
                              Distributors, Inc., Founders Holdings, Inc. and
                              Delaware International Holdings Ltd.; Executive
                              Vice President, Chief Operating Officer and Chief
                              Financial Officer of the Registrant and each of the other funds in the Delaware Group, Delaware
                              Management Holdings, Inc., Founders CBO
                              Corporation, Delaware Capital Management, Inc. and
                              Delaware Distributors, L.P.; President, Chief
                              Executive Officer, Chief Financial Officer and
                              Director of Delaware Service Company, Inc.;
                              Chairman, Chief Executive Officer and Director of
                              Delaware Investment & Retirement Services, Inc.;
                              Chairman and Director of Delaware Management Trust
                              Company; and Director of Delaware International
                              Advisers Ltd.

                              Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.                     Senior Vice President, General Counsel, Secretary
Chamberlain, Jr.              and Director of Delaware Management Company, Inc.,
                              DMH Corp., Delaware Distributors, Inc., Delaware
                              Service Company, Inc., Founders Holdings, Inc.,
                              Delaware Capital Management, Inc. and Delaware
                              Investment & Retirement Services, Inc.; Senior
                              Vice President, Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                              Delaware Management Holdings, Inc.; Executive Vice
                              President, Secretary, General Counsel and Director of Delaware Management Trust Company; Secretary and Director of Delaware International Holdings
                              Ltd.; and Director of Delaware International
                              Advisers Ltd.








*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address*             Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richard J. Flannery           Senior Vice President/Corporate and
                              International Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware
                              Management Holdings, Inc., DMH Corp., Delaware
                              Management Company, Inc., Delaware Distributors,
                              Inc., Delaware Distributors, L.P., Delaware
                              Management Trust Company, Delaware Capital
                              Management, Inc., Delaware Service Company, Inc.
                              and Delaware Investment & Retirement Services,
                              Inc.; Senior Vice President/ Corporate and
                              International Affairs and Director of Founders
                              Holdings, Inc. and Delaware International Holdings
                              Ltd.; Senior Vice President of Founders CBO
                              Corporation; and Director of Delaware
                              International Advisers Ltd.

                              Director, HYPPCO Finance Company Ltd.

                              Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof             Senior Vice President and Treasurer of the
                              Registrant, each of the other funds in the Delaware Group, Delaware Distributors, Inc. and
                              Founders Holdings, Inc.; Senior Vice
                              President/Investment Accounting of Delaware
                              Management Company, Inc. and Delaware Service
                              Company, Inc.; Senior Vice President and
                              Treasurer/ Manager, Investment Accounting of
                              Delaware Distributors, L.P.; Assistant Treasurer of Founders CBO Corporation; and Senior Vice
                              President and Manager of Investment Accounting of
                              Delaware International Holdings Ltd.








* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Joseph H. Hastings            Senior Vice President/Corporate Controller and
                              Treasurer of Delaware Management Holdings, Inc.,
                              DMH Corp., Delaware Management Company, Inc.,
                              Delaware Distributors, Inc., Delaware Capital
                              Management, Inc., Delaware Distributors, L.P.,
                              Delaware Service Company, Inc. and Delaware
                              International Holdings Ltd.; Senior Vice
                              President/Corporate Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.; Executive Vice President,
                              Chief Financial Officer and Treasurer of Delaware
                              Management Trust Company; Chief Financial Officer and Treasurer of Delaware Investment & Retirement
                              Services, Inc.; and Senior Vice
                              President/Assistant Treasurer of Founders CBO
                              Corporation

Michael T. Taggart            Senior Vice President/Facilities Management and
                              Administrative Services of Delaware Management
                              Company, Inc.

Douglas L. Anderson           Senior Vice President/Operations of Delaware
                              Management Company, Inc., Delaware Investment and
                              Retirement Services, Inc. and Delaware Service
                              Company, Inc.; Senior Vice President/ Operations and Director of Delaware Management Trust Company

James L. Shields              Senior Vice President/Chief Information Officer of
                              Delaware Management Company, Inc., Delaware
                              Service Company, Inc. and Delaware Investment &
                              Retirement Services, Inc.

Eric E. Miller                Vice President, Assistant Secretary and Deputy
                              General Counsel of the Registrant and each of the other funds in the Delaware Group, Delaware
                              Management Company, Inc., Delaware Management
                              Holdings, Inc., DMH Corp., Delaware Distributors,
                              L.P., Delaware Distributors Inc., Delaware Service
                              Company, Inc., Delaware Management Trust Company,
                              Founders Holdings, Inc., Delaware Capital
                              Management, Inc. and Delaware Investment &
                              Retirement Services, Inc.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richelle S. Maestro           Vice President and Assistant Secretary of Delaware
                              Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                              Management Holdings, Inc., Delaware Distributors,
                              L.P., Delaware Distributors, Inc., Delaware
                              Service Company, Inc., DMH Corp., Delaware
                              Management Trust Company, Delaware Capital
                              Management, Inc., Delaware Investment & Retirement
                              Services, Inc. and Founders Holdings, Inc.;
                              Secretary of Founders CBO Corporation; and
                              Assistant Secretary of Delaware International
                              Holdings Ltd.

                              Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)              Vice President/Assistant Controller of Delaware
                              Management Company, Inc. and Delaware Management
                              Trust Company

Bruce A. Ulmer                Vice President/Director of LNC Internal Audit of
                              Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                              Delaware Management Trust Company and Delaware
                              Investment & Retirement Services, Inc.

Steven T. Lampe(2)            Vice President/Taxation of Delaware Management
                              Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                              Holdings, Inc., DMH Corp., Delaware Distributors,
                              L.P., Delaware Distributors, Inc., Delaware
                              Service Company, Inc., Delaware Management Trust
                              Company, Founders Holdings, Inc., Founders CBO
                              Corporation, Delaware Capital Management, Inc. and
                              Delaware Investment & Retirement Services, Inc.

Christopher Adams(3)          Vice President/Strategic Planning of Delaware
                              Management Company, Inc. and Delaware Service
                              Company, Inc.

Susan L. Hanson               Vice President/Strategic Planning of Delaware
                              Management Company, Inc. and Delaware Service
                              Company, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Dennis J. Mara(4)             Vice President/Acquisitions of Delaware Management
                              Company, Inc.

Scott Metzger                 Vice President/Business Development of Delaware
                              Management Company, Inc. and Delaware Service
                              Company, Inc.

Lisa O. Brinkley              Vice President/Compliance of Delaware Management
                              Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                              Distributors, L.P., Delaware Distributors, Inc.,
                              Delaware Service Company, Inc., Delaware
                              Management Trust Company, Delaware Capital
                              Management, Inc. and Delaware Investment &
                              Retirement Services, Inc.

Rosemary E. Milner            Vice President/Legal Registrations of Delaware
                              Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                              Distributors, L.P. and Delaware Distributors, Inc.

Gerald T. Nichols             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware
                              Group; Vice President of Founders Holdings, Inc.;
                              and Treasurer, Assistant Secretary and Director of
                              Founders CBO Corporation

Paul A. Matlack               Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware
                              Group; Vice President of Founders Holdings, Inc.;
                              and President and Director of Founders CBO
                              Corporation.

Gary A. Reed                  Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                              Management, Inc.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Patrick P. Coyne              Vice President/Senior Portfolio Manager of
                              Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                              Management, Inc.

Roger A. Early                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(5)         Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., the Registrant and each of the tax-exempt and fixed income in the Delaware Group

George H. Burwell             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

John B. Fields                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the equity funds in the Delaware Group and Delaware
                              Capital Management, Inc.

Gerald S. Frey(6)             Vice President/Senior Portfolio Manager of
                              Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

Christopher Beck              Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

Elizabeth H. Howell(7)        Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc. and the
                              Registrant

                              Christopher Beck Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.

Andrew M.                     Vice President/Senior Portfolio Manager of
McCullagh, Jr.(8)             Delaware Management Company, Inc.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Paul Grillo                   Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., the Registrant and each of the tax-exempt and fixed income funds in the Delaware Group

William H. Miller             Vice President/Assistant Portfolio Manager of
                              Delaware Management Company, Inc. and the
                              Registrant

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

------------------------------
1   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2   TAX MANAGER, Price Waterhouse prior to October 1995.
3   SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.
4 CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
5   INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
6   SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
7   SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
8   SENIOR PORTFOLIO MANAGER, Voyageur Asset Management, LLC prior to April
    1997.

Item 29. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.
         (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ---------------------                        ---------------------

Delaware Distributors, Inc.           General Partner                              None

Delaware Management
Company, Inc.                         Limited Partner                              Investment Manager

Delaware Capital
Management, Inc.                      Limited Partner                              None

Bruce D. Barton                       President and Chief Executive                None
                                      Officer

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ---------------------                        ---------------------

David K. Downes                       Senior Vice President/                       Executive Vice President/
                                      Chief Administrative Officer/                Chief Operating Officer/
                                      Chief Financial Officer                      Chief Financial Officer

George M. Chamberlain, Jr.            Senior Vice President/Secretary/             Senior Vice President/
                                      General Counsel                              Secretary/General Counsel

Terrence P. Cunningham                Senior Vice President/ Financial             None
                                      Institutions

Thomas E. Sawyer                      Senior Vice President/                       None
                                      National Sales Director

Dana B. Hall                          Senior Vice President/Key Accounts           None

Mac McAuliffe                         Senior Vice President/Sales                  None
                                      Manager, Western Division

William F. Hostler                    Senior Vice President/Marketing              None
                                      Services

J. Chris Meyer                        Senior Vice President/                       None
                                      Director Product Management

Stephen H. Slack                      Senior Vice President/Wholesaler             None

William M. Kimbrough                  Senior Vice President/Wholesaler             None

Daniel J. Brooks                      Senior Vice President/Wholesaler             None

Richard J. Flannery                   Senior Vice President/Corporate              Senior Vice President/
                                      and International Affairs                    Corporate and
                                                                                   International Affairs

Bradley L. Kolstoe                    Senior Vice President/Western                None
                                      Division Sales Manager


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices                          Positions and Offices
Business Address *                  with Underwriter                               with Registrant
------------------                  ---------------------                          ---------------------

Henry W. Orvin                      Senior Vice President/Eastern                  None
                                    Division Sales Manager - Wire/
                                    Regional Channel

Michael P. Bishof                   Senior Vice President and Treasurer/           Senior Vice
                                    Manager, Investment Accounting                 President/Treasurer

Eric E. Miller                      Vice President/Assistant Secretary/            Vice President/Assistant
                                    Deputy General Counsel                         Secretary/Deputy General
                                                                                   Counsel

Richelle S. Maestro                 Vice President/Assistant Secretary             Vice President/Assistant
                                    Secretary

Steven T. Lampe                     Vice President/Taxation                        Vice President/Taxation

Joseph H. Hastings                  Vice President/Corporate                       Senior Vice President/
                                     Controller & Treasurer                        Corporate Controller

Lisa O. Brinkley                    Vice President/Compliance                      Vice President/
                                    Compliance

Rosemary E. Milner                  Vice President/Legal Registrations             Vice President/Legal
                                    Registrations

Daniel H. Carlson                   Vice President/Strategic Marketing             None

Diane M. Anderson                   Vice President/Plan Record Keeping             None
                                    and Administration

Anthony J. Scalia                   Vice President/Defined Contribution            None
                                    Sales, SW Territory

Courtney S. West                    Vice President/Defined Contribution            None
                                    Sales, NE Territory

Denise F. Guerriere                 Vice President/Client Services                 None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices                          Positions and Offices
Business Address *                  with Underwriter                               with Registrant
------------------                  ---------------------                          ---------------------

Gordon E. Searles                   Vice President/Client Services                 None

Julia R. Vander Els                 Vice President/Participant Services            None

Jerome J. Alrutz                    Vice President/Retail Sales                    None

Joanne A. Mettenheimer              Vice President/New Business                    None
                                    Development

Scott Metzger                       Vice President/Business Development            Vice President/Business
                                                                                   Development

Stephen C. Hall                     Vice President/Institutional Sales             None

Gregory J. McMillan                 Vice President/ National Accounts              None

Christopher H. Price                Vice President/Manager, Insurance              None

Stephen J. DeAngelis                Vice President/Product Development             None

Zina DeVassal                       Vice President/Financial Institutions          None

Andrew W. Whitaker                  Vice President/Financial Institutions          None

Jesse Emery                         Vice President/ Marketing                      None
                                    Communications

Darryl S. Grayson                   Vice President, Broker/Dealer                  None
                                    Internal Sales

Susan T. Friestedt                  Vice President/Client Service                  None

Dinah J. Huntoon                    Vice President/Product                         None
                                    Manager Equity

Soohee Lee                          Vice President/Fixed Income                    None
                                    Product Management


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices                          Positions and Offices
Business Address *                  with Underwriter                               with Registrant
------------------                  ---------------------                          ---------------------

Michael J. Woods                    Vice President/ UIT Product                    None
                                    Management

Ellen M. Krott                      Vice President/Marketing                       None

Dale L. Kurtz                       Vice President/Marketing Support               None

Holly W. Reimel                     Vice President/Manager, Key Accounts           None

David P. Anderson                   Vice President/Wholesaler                      None

Lee D. Beck                         Vice President/Wholesaler                      None

Gabriella Bercze                    Vice President/Wholesaler                      None

Terrence L. Bussard                 Vice President/Wholesaler                      None

William S. Carroll                  Vice President/Wholesaler                      None

William L. Castetter                Vice President/Wholesaler                      None

Thomas J. Chadie                    Vice President/Wholesaler                      None

Thomas C. Gallagher                 Vice President/Wholesaler                      None

Douglas R. Glennon                  Vice President/Wholesaler                      None

Ronald A. Haimowitz                 Vice President/Wholesaler                      None

Christopher L. Johnston             Vice President/Wholesaler                      None

Michael P. Jordan                   Vice President/Wholesaler                      None

Jeffrey A. Keinert                  Vice President/Wholesaler                      None

Thomas P. Kennett                   Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices                          Positions and Offices
Business Address *                  with Underwriter                               with Registrant
------------------                  ---------------------                          ---------------------

Debbie A. Marler                    Vice President/Wholesaler                      None

Nathan W. Medin                     Vice President/Wholesaler                      None

Roger J. Miller                     Vice President/Wholesaler                      None

Patrick L. Murphy                   Vice President/Wholesaler                      None

Stephen C. Nell                     Vice President/Wholesaler                      None

Julia A. Nye                        Vice President/Wholesaler                      None

Joseph T. Owczarek                  Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden           Vice President/Wholesaler                      None

Mark A. Pletts                      Vice President/Wholesaler                      None

Philip G. Rickards                  Vice President/Wholesaler                      None

Laura E. Roman                      Vice President/Wholesaler                      None

Linda Schulz                        Vice President/Wholesaler                      None

Edward B. Sheridan                  Vice President/Wholesaler                      None

Robert E. Stansbury                 Vice President/Wholesaler                      None

Julia A. Stanton                    Vice President/Wholesaler                      None

Larry D. Stone                      Vice President/Wholesaler                      None

Edward J. Wagner                    Vice President/Wholesaler                      None





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices                        Positions and Offices
Business Address *                  with Underwriter                             with Registrant
------------------                  ---------------------                        ---------------------

Wayne W. Wagner                     Vice President/Wholesaler                    None

Scott Whitehouse                    Vice President/Wholesaler                    None

John A. Wells                       Vice President/Marketing                     None
                                    Technology

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Not Applicable.

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31. Management Services.  None.

Item 32. Undertakings.

         (a) Not Applicable.

         (b) Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 26th day of August, 1997.

                                       VOYAGEUR TAX FREE FUNDS, INC.

                                         By   /s/ Wayne A. Stork
                                           ---------------------------
                                                  Wayne A. Stork
                                        Chairman of the Board, President,
                                      Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                                      Title                                    Date
-------------------------------           --------------------------------------            ------------------
                                          Chairman of the Board, President,
   /s/ Wayne A. Stork                     Executive Officer and Director                      August 26, 1997
-------------------------------
Wayne A. Stork
                                          Executive Vice President/Chief Operating
                                          Officer/Chief Financial Officer
                                          (Principal Financial Officer and
  /s/ David K. Downes                     Principal Accounting Officer)                       August 26, 1997
-------------------------------
David K. Downes

/s/Walter P. Babich          *            Director                                            August 26, 1997
-------------------------------
Walter P. Babich

/s/Anthony D. Knerr          *            Director                                            August 26, 1997
-------------------------------
Anthony D. Knerr

/s/Ann R. Leven              *            Director                                            August 26, 1997
-------------------------------
Ann R. Leven

/s/W. Thacher Longstreth     *            Director                                            August 26, 1997
-------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison         *            Director                                            August 26, 1997
-------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick           *            Director                                            August 26, 1997
-------------------------------
Jeffrey J. Nick

/s/Charles E. Peck           *            Director                                            August 26, 1997
-------------------------------
Charles E. Peck

                                     *By    /s/ Wayne A. Stork
                                        -----------------------------
                                                Wayne A. Stork
                                            as Attorney-in-Fact for
                                        each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.             Exhibit
-----------             -------
EX-99.B5A               Investment Management Agreement (April 30, 1997) between Voyageur Fund
                        Managers, Inc. and the Registrant on behalf of Tax-Free Minnesota Fund and
                        Tax-Free North Dakota Fund

EX-99.B6AI              Form of Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund.

EX-99.B6B               Form of Administration and Service Agreement (as amended November
(Module Name            1995)
ADMIN_SER_AGREE)

EX-99.B6C               Dealer's Agreement (as amended November 1995)
(Module Name
DEALERS_AGREE)

EX-99.B6D               Mutual Fund Agreement for the Delaware Group of Funds (as amended
(Module Name            November 1995)
MUTUAL_FUND_AGR)

EX-99.B9A               Shareholder Services Agreement (1997) between Delaware Service
(Module Name            Company, Inc. and the Registrant on behalf of each Fund
SH_SVC_AGT)

EX-99.B9B               Executed Fund Accounting Agreement (August 19, 1996) between
(Module Name            Delaware Service Company, Inc. and the Registrant on behalf of each
FUND_ACCT_AGT)          Fund

EX-99.B9BI              Executed Amendment No. 1 (September 30, 1996) to Schedule A to Delaware
                        Group of Funds Fund Accounting Agreement

EX-99.B9BII             Executed Amendment No. 2 (November 30, 1996) to Schedule A to Delaware
                        Group of Funds Fund Accounting Agreement

EX-99.B9BIII            Executed Amendment No. 3 (December 27, 1996) to Schedule A to Delaware
                        Group of Funds Fund Accounting Agreement


                                INDEX TO EXHIBITS
                                   (CONTINUED)


Exhibit No.             Exhibit

EX-99.B9BIV             Executed Amendment No. 4 (February 24, 1997) to Schedule A to Delaware
                        Group of Funds Fund Accounting Agreement

EX-99.B9BV              Executed Amendment No. 4A (April 14, 1997) to Schedule A to Delaware Group
                        of Funds Fund Accounting Agreement

EX-99.B9BVI             Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of
                        Funds Fund Accounting Agreement

EX-99.B9BVII            Executed Amendment No. 6 (July 21, 1997) to Schedule A to Delaware Group of
                        Funds Fund Accounting Agreement

EX-99.B11               Consent of Auditors

EX-99.B18               Rule 18f-3 Plan

EX-99.B19               Directors' Power of Attorney

